Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets
Cost of sales	$ 66	$ 87	$ 187
Research and development expense	29	29	33
Selling, general and administrative costs	1,895	1,808	1,941
Other operating income and expense	2	4	4
Total	1,992	1,928	2,165
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Cost of sales	66	87	187
Selling, general and administrative costs	1,806	1,721	1,829
Total	1,872	1,808	2,016
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Research and development expense	29	29	33
Selling, general and administrative costs	28	19	32
Other operating income and expense	2	4	4
Total	59	52	69
Software development costs
Disclosure of reconciliation of changes in intangible assets
Selling, general and administrative costs	61	68	80
Total	$ 61	$ 68	$ 80